John Hancock Funds II

Supplement dated June 28, 2010

to the Prospectus dated December 31, 2009

GLOBAL FUND

INCOME FUND

INTERNATIONAL SMALL COMPANY FUND

INTERNATIONAL VALUE FUND

SMALL COMPANY GROWTH FUND

Appendix A (Schedule of Management Fees) is amended to reflect the following advisory fee reductions:

Fund	APR and Advisory Fee Breakpoint
Global Fund

0.850% first $1 billion; and

0.800% excess over $1 billion

Aggregate Net Assets include the net assets of the following funds:

John Hancock Funds II

International Value Fund

Income Fund

Mutual Shares Fund

International Small Cap Fund

John Hancock Trust

Global Trust

International Value Trust

Income Trust

Mutual Shares Trust

Income Fund

1.075% first $50 million;

0.915% next $150 million;

0.825% next $300 million; and

0.800% excess over $500 million

Aggregate Net Assets include the Net Assets of the following funds:

John Hancock Funds II

International Small Cap Fund

International Value Fund

Global Fund

Mutual Shares Fund

John Hancock Trust

Income Trust

International Value Trust

Global Trust

Mutual Shares Trust

When Aggregate Net Assets for the fund exceed $500 million, the advisory fee is 0.800% on all net assets of the fund.

International Small Company Fund	0.950% — all net assets
International Value Fund

0.950% first $150 million;

0.850% next $150 million; and

0.800% excess over $300 million

Aggregate Net Assets include the Net Assets of the following funds:

JHF II

Global Fund

Income Fund

International Small Cap Fund

Mutual Shares Fund

JHT

Global Trust

Income Trust

International Value Trust

Mutual Shares Trust

When Aggregate Net Assets exceed $300 million, the advisory fee rate is 0.800% on all net assets of the fund.

Small Company Growth Fund

1.050% — first $250 million; and

1.000% — excess over $250 million.

Aggregate net assets include the net assets of the fund and the Small Company Growth Trust, a series of John Hancock Trust. When Aggregate Net Assets of the following funds exceed $1 billion, the applicable rate is 1.000% on all net assets of the fund.

John Hancock Funds II

International Growth Stock Fund

Small Cap Opportunities Fund

Value Fund

John Hancock Trust

International Growth Stock Trust

Small Company Growth Trust

Small Cap Opportunities Trust

Value Trust

John Hancock Funds II

Supplement dated June 28, 2010

to the Statement of Additional Information

 dated April 30, 2010

INVESTMENT RESTRICTIONS – NON-FUNDAMENTAL

The following non-fundamental investment restriction is removed:

“Each Portfolio will not purchase securities for the purpose of exercising control or management.”

John Hancock Funds II

Supplement dated June 28, 2010

to the Statement of Additional Information

 dated December 31, 2009

INVESTMENT RESTRICTIONS – NON-FUNDAMENTAL

The following non-fundamental investment restriction is removed:

“Each Portfolio will not purchase securities for the purpose of exercising control or management.”

John Hancock Funds II

Supplement dated June 28, 2010

to the Statement of Additional Information

 dated December 30, 2009

INVESTMENT RESTRICTIONS – NON-FUNDAMENTAL

The following non-fundamental investment restriction is removed:

“Each Portfolio will not purchase securities for the purpose of exercising control or management.”

John Hancock Funds II

Supplement dated June 28, 2010

to the Statement of Additional Information

 dated September 30, 2009

INVESTMENT RESTRICTIONS – NON-FUNDAMENTAL

The following non-fundamental investment restriction is removed:

“Each Portfolio will not purchase securities for the purpose of exercising control or management.”

John Hancock Funds II

Supplement dated June 28, 2010

to the Statement of Additional Information

 dated July 31, 2009

INVESTMENT RESTRICTIONS – NON-FUNDAMENTAL

The following non-fundamental investment restriction is removed:

“Each Portfolio will not purchase securities for the purpose of exercising control or management.”